Schedule of supplemental cash flow information related to leases (Details)	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)
Leases
Cash flows for operating leases	$ 16,635	$ 21,223	$ 22,376